Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share Based Compensation (Tables) [Line Items]
Schedule of Black-Scholes Simplified Method for the Valuation of New Options Issued	The Group used Black-Scholes simplified method for the valuation of new options issued during the six months ended June 30, 2022 and 2023. The assumptions used to value the share options granted to employees and nonemployee were as follows:
	For the six months ended June 30,
	2022	2023
Risk-free interest rate	0.34%	—%
Expected volatility range	100.2%	—%
Fair market value per ordinary share as at grant dates	US$0.29	—

Schedule of Table Sets Forth the Amount of Share-Based Compensation Expense	The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:
	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Selling and marketing expenses	705	1,712	236
Research and development expenses	1,263	818	113
General and administrative expenses	2,560	1,236	170
Total share-based compensation expenses	4,528	3,766	519

Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation (Tables) [Line Items]
Schedule of Options Granted to Nonemployees are Measured Based on the Grant Date Fair Value of the Equity Instrument	The options granted to employees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards and contain only service vesting conditions. The following table summarized the Group’s employee share option activities:
				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2022	2,334,906	1.69	5.08	8.05	452
Granted	—	—	—	—	—
Exercised	(13,900)	0.05	0.05	0.22	—
Share options outstanding at June 30, 2023	2,321,006	1.70	2.32	7.54	306
Vested and exercisable at June 30, 2023	2,199,006	1.41	2.08	7.54	306

Share-Based Payment Arrangement, Nonemployee [Member]
Share Based Compensation (Tables) [Line Items]
Schedule of Options Granted to Nonemployees are Measured Based on the Grant Date Fair Value of the Equity Instrument	The options granted to nonemployees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards with service and/or performance vesting conditions. The following table summarized the Group’s nonemployee share option activity:
				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2022	2,651,700	0.86	0.85	9.27	532
Granted	—	—	—	—	—
Exercised	(650,000)	0.05	0.05	0.22	—
Forfeited	(20,000)	—	—	—	—
Share options outstanding at June 30, 2023	1,981,700	1.13	1.04	8.74	315
Vested and exercisable at June 30, 2023	1,981,700	1.13	1.00	8.74	315